UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811- 23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of principal executive offices)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and address of agent for service)

COPY TO:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-469-442-8424

Date of fiscal year end: June 30, 2019

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

IMPACT SHARES TRUST I

Impact Shares YWCA Women’s Empowerment ETF

Impact Shares NAACP Minority Empowerment ETF

Impact Shares Sustainable Development Goals Global Equity ETF

Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by going to www.impactetfs.org.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held with Impact Shares, Corp.

Impact Shares Trust I

Each Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q and Form N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Impact Shares, Corp. uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-448-3383; and (ii) on the Commission’s website at http://www.sec.gov.

Impact Shares Trust I

Letter to Shareholders

June 30, 2019 (Unaudited)

Dear Impact Shares Funds Shareholder:

At Impact Shares we invest in change. We help social advocacy organizations, our Impact Partners, translate their social values into an index which our funds seek to track, each fund is an investable product that is traded on the NYSE ARCA. Investing in our ETFs means committing to an index that reflects a set of criteria, defined by our Impact Partners, to promote ongoing alignment of corporate behaviors with that organization’s social values.

The indices which our ETFs seek to track are designed to exhibit risk and return characteristics similar to a broad equity market, while identifying specific large and mid- capitalization companies that display business practices and attributes reflective of social issues important to the respective Impact Partner. Generally, only the top scoring companies relative to the underlying index’s social criteria make it into the portfolio of approximately two hundred stocks. The Impact Partners work to educate and engage companies, investors and the general public on the effect and importance of the social metrics at issue. Thus, we strive to create social outcomes through our collaborations with these leading social advocacy organizations. The rules-based strategies are intended to give corporations a road map to follow in order to be recognized as leaders in each respective cause and, at the same time, investors can feel confident that their capital will strive to allow a Fund’s Impact Partner to actively advance its respective social issues.

By bringing together social advocacy organizations and the private sector, the Funds intend to provide a vehicle for the Impact Partners to amplify and advance their respective missions and help to advance society’s goals relative to specific social issues, using the social criteria as a common language.

Thank you for using your investments to make a difference and for choosing Impact Shares. We appreciate your support and are always here to answer your questions.

We also want to share more of the ways you are making an impact through our free online newsletter. You can sign up by visiting www.impactetfs.org, emailing us at info@impactetfs.org.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2019 (Unaudited)

Definition of the Comparative Indices

The Morningstar Minority Empowerment Index is designed to measure the performance of large and mid-capitalization companies that are “empowering to minorities,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap Index.

The Morningstar U.S. Large-Mid Cap Index measures the performance of the U.S. equity market targeting the top 90% of stocks by market capitalization. One cannot invest directly in an index.

The Lipper Large-Cap Core Universe consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

The Morningstar Women’s Empowerment Index is designed to measure the performance of U.S. large and mid- capitalization companies that are “empowering to women,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap Index.

The Morningstar Societal Development Index is designed to measure the performance of large and mid-capitalization companies globally that (i) display a commitment to the UN’s Sustainable Development Goals, (ii) adhere to the principles of the UN Global Compact, (iii) display a commitment to reducing poverty and supporting economic development globally and (iv) have exposure to countries with low levels of socioeconomic development.

The Lipper Global Large-Cap Core Universe consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World BMI.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2019 (Unaudited)

WOMN

The Impact Shares YWCA Women’s Empowerment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar® Women’s Empowerment Index that is designed to measure the performance of U.S. large and mid- capitalization companies that are “empowering to women,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap ® Index. The Fund’s benchmark is the Morningstar Women’s Empowerment Index (the “Index”). The Fund’s inception was August 24th, 2018, and, from inception through June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.71%, and the return for the Index was 3.86%.

The Fund and market posted positive returns in the Reporting Period as U.S. equity markets responded to positive economic news, low unemployment rates and growth-friendly tax reform. The Technology, Consumer Cyclical, and Consumer Defensive sectors were the top performing sectors while Energy and Financial Services sectors lagged. The Fund outperformed the broad Lipper Large-Cap Core universe, with security selection in the Technology and Consumer Cyclical sectors the top contributors to Fund performance. The Fund has a quality and large-cap bias which positively contributed to performance over the Reporting Period. On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corp, Apple Inc., and Procter & Gamble Co. The top negative contributors to the Fund’s performance during the Reporting Period were NVIDIA Corp, Alphabet Inc. Class A/C, and Wells Fargo & Co.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 2019
	CUMULATIVE INCEPTION TO DATE*
	Net Asset Value	Market Price
Impact Shares YWCA Women’s Empowerment ETF	4.71%	3.10%
Morningstar Women’s Empowerment Index	N/A	N/A

* Fund commenced operations on August 24, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance on page 2.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2019 (Unaudited)

NACP

The Impact Shares NAACP Minority Empowerment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar Minority Empowerment Index that is designed to measure the performance of large and mid- capitalization companies that are “empowering to minorities,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap ® Index. The Fund’s benchmark is the Morningstar Minority Empowerment Index (the “Index”). The Fund’s inception was July 18th, 2018, and, from inception through June 30, 2019 (the “Reporting Period”), the total return for the Fund was 7.37%, and the return for the Index was 7.43%.

The Fund and market posted positive returns in the Reporting Period as U.S. equity markets responded to positive economic news, low unemployment rates and growth-friendly tax reform. The Technology, Consumer Cyclical, and Healthcare sectors were the top performing sectors while Energy and Real Estate sectors lagged. The Fund outperformed the broad Lipper Large-Cap Core universe, with security selection in the Basic Materials and Consumer Cyclical sectors being the top contributors to Fund performance. The Fund has a quality and large-cap bias which positively contributed to performance over the Reporting Period. On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corp, Cisco Systems Inc., and Procter & Gamble Co. The top negative contributors to the Fund’s performance during the Reporting Period were NVIDIA Corp, General Electric Co., and Wells Fargo & Co.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 2019
	CUMULATIVE INCEPTION TO DATE*
	Net Asset Value	Market Price
Impact Shares NAACP Minority Empowerment ETF	7.37%	5.55%
Morningstar Minority Empowerment Index	N/A	N/A

* Fund commenced operations on July 18, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance on page 2.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2019 (Unaudited)

SDGA

The Impact Shares Sustainable Development Goals Global Equity ETF (the “Fund”) seeks investment results that, before fees and expenses, track the performance of the Morningstar® Societal Development Index that is designed to measure the performance of large and mid-capitalization companies globally that (i) display a commitment to the UN’s Sustainable Development Goals, (ii) adhere to the principles of the UN Global Compact, (iii) display a commitment to reducing poverty and supporting economic development globally and (iv) have exposure to countries with low levels of socioeconomic development. The Fund’s benchmark is the Morningstar Societal Development Index (the “Index”). The Fund’s inception was September 20th, 2018, and, from inception through June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.67%, and the return for the Index was 4.59%.

The Fund and market posted positive returns in the Reporting Period as global equity markets responded to positive global economic news. The Technology, Consumer Cyclical, and Consumer Defensive sectors were the top performing sectors while Energy, Financial Services, and Industrials sectors lagged. The Fund outperformed the broad Lipper Global Large-Cap Core universe, with security selection in the Consumer Cyclical and Consumer Defensive sectors the top contributors to Fund performance. The Fund has a quality and large-cap bias which positively contributed to performance over the Reporting Period. On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nestle SA, Procter & Gamble Co, and Merck & Co Inc. The top negative contributors to the Fund’s performance during the Reporting Period were HP Inc, AbbVie Inc., and Occidental Petroleum Corp.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 2019
	CUMULATIVE INCEPTION TO DATE*
	Net Asset Value	Market Price
Impact Shares Sustainable Development Goals Global Equity ETF	4.67%	3.20%
Morningstar Societal Development Index	N/A	N/A

* Fund commenced operations on September 20, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance on page 2.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

June 30, 2019

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK††— 97.9%

Communication Services— 9.1%
Alphabet, Cl A*	41	$44,395
Alphabet, Cl C*	41	44,317
AT&T	2,317	77,643
CenturyLink	316	3,716
Comcast, Cl A	1,465	61,940
Interpublic Group	131	2,960
Sprint*	179	1,176
Verizon Communications	1,282	73,241
Walt Disney	488	68,144

		377,532

Consumer Discretionary— 11.3%
Amazon.com*	123	232,916
Autoliv	30	2,115
Best Buy	80	5,578
Capri Holdings*	50	1,734
Carnival	142	6,610
Darden Restaurants	31	3,774
Dunkin’ Brands Group	22	1,753
eBay	299	11,811
Expedia Group	42	5,587
Ford Motor	716	7,325
Gap	72	1,294
General Motors	438	16,876
Hasbro	38	4,016
Hilton Worldwide Holdings	26	2,541
Kohl’s	54	2,568
Kontoor Brands*	16	448
Lululemon Athletica*	34	6,127
Macy’s	103	2,210
Marriott International, Cl A	93	13,047
McDonald’s	185	38,417
MercadoLibre*	8	4,894
Nordstrom	38	1,211
PVH	26	2,461
Royal Caribbean Cruises	60	7,273
Starbucks	298	24,981
Target	166	14,377
Tiffany	36	3,371
TJX	403	21,311
VF	114	9,958
Wyndham Destinations	16	702
Yum! Brands	74	8,190

		465,476

Consumer Staples— 6.1%
Brown-Forman, Cl A	10	550
Brown-Forman, Cl B	28	1,552
Campbell Soup	49	1,963
Church & Dwight	57	4,164

Description	Shares	Fair Value

Clorox	31	$4,746
Coca-Cola	881	44,861
Colgate-Palmolive	201	14,406
Conagra Brands	124	3,289
Estee Lauder, Cl A	53	9,705
General Mills	128	6,723
Hershey	34	4,557
JM Smucker	28	3,225
Kellogg	62	3,321
Kimberly-Clark	78	10,396
Kraft Heinz	150	4,656
Kroger	255	5,536
Molson Coors Brewing, Cl B	45	2,520
PepsiCo	325	42,617
Procter & Gamble	570	62,501
Tyson Foods, Cl A	70	5,652
Walgreens Boots Alliance	268	14,651

		251,591

Energy— 4.6%
Chevron	444	55,251
ConocoPhillips	266	16,226
EQT	59	933
Equitrans Midstream	30	591
Exxon Mobil	993	76,094
Marathon Oil	194	2,757
Marathon Petroleum	32	1,788
Occidental Petroleum	178	8,950
Phillips 66	97	9,073
Schlumberger	444	17,645

		189,308

Financials— 12.9%
Aflac	236	12,935
Allstate	108	10,983
American Express	228	28,144
Bank of America	2,850	82,650
Bank of New York Mellon	286	12,627
Citigroup	785	54,974
Comerica	54	3,923
Fifth Third Bancorp	206	5,747
First Republic Bank	53	5,175
Goldman Sachs Group	54	11,049
Hartford Financial Services Group	109	6,074
Huntington Bancshares	331	4,574
JPMorgan Chase	1,048	117,166
KeyCorp	328	5,822
MetLife	303	15,050
Northern Trust	70	6,300
PNC Financial Services Group	74	10,159
Principal Financial Group	82	4,749
Prudential Financial	130	13,130
S&P Global	82	18,679
State Street	56	3,139
T Rowe Price Group	78	8,557
US Bancorp	488	25,571
Voya Financial	52	2,876
Wells Fargo	1,340	63,409

		533,462

Health Care— 13.6%
Agilent Technologies	104	7,766
Allergan PLC	110	18,417
AmerisourceBergen, Cl A	54	4,604
Amgen	147	27,089
Anthem	82	23,141
Baxter International	158	12,940
Becton Dickinson	83	20,917
Biogen*	66	15,435
Bio-Rad Laboratories, Cl A*	4	1,250
Bristol-Myers Squibb	375	17,006
Celgene*	163	15,068

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

June 30, 2019

Description	Shares	Fair Value

Cigna	101	$15,913
CVS Caremark	419	22,831
Edwards Lifesciences*	68	12,562
Eli Lilly	205	22,712
Gilead Sciences	413	27,902
Johnson & Johnson	846	117,831
McKesson	62	8,332
Merck	587	49,220
Perrigo	50	2,381
Pfizer	1,309	56,706
PRA Health Sciences*	8	793
Quest Diagnostics	44	4,480
Regeneron Pharmaceuticals*	24	7,512
ResMed	46	5,614
UnitedHealth Group	171	41,726

		560,148

Industrials— 7.7%
3M	185	32,068
Alaska Air Group	42	2,684
American Airlines Group	136	4,435
Caterpillar	135	18,399
CSX	256	19,807
Cummins	48	8,224
Delta Air Lines	201	11,407
Eaton PLC	137	11,410
Flowserve	43	2,266
Fluor	46	1,550
General Electric	1,886	19,803
Hexcel	21	1,698
IHS Markit*	118	7,519
Illinois Tool Works	96	14,478
Ingersoll-Rand	59	7,474
Johnson Controls International PLC	304	12,558
ManpowerGroup	20	1,932
Nielsen Holdings PLC	118	2,667
Norfolk Southern	85	16,943
Owens Corning	36	2,095
Pentair	52	1,934
Rockwell Automation	40	6,553
Union Pacific	238	40,248
United Parcel Service, Cl B	219	22,616
United Technologies	190	24,738
Verisk Analytics, Cl A	52	7,616
Wabtec	12	861
Waste Management	90	10,383
Xylem	58	4,851

		319,217

Information Technology— 27.3%
Accenture PLC, Cl A	264	48,779
Adobe*	192	56,573
Advanced Micro Devices*	372	11,298
Alliance Data Systems	16	2,242
Apple	1,139	225,431
Autodesk*	88	14,335
Cognizant Technology Solutions, Cl A	108	6,846
Fidelity National Information Services	102	12,514
Hewlett Packard Enterprise	582	8,701
HP	652	13,555
Intel	1,857	88,895
International Business Machines	364	50,195
Intuit	100	26,133
Jabil	30	948
Keysight Technologies*	72	6,466
Leidos Holdings	26	2,076
Mastercard, Cl A	215	56,874
Microsoft	1,859	249,032
Motorola Solutions	66	11,004

Description	Shares	Fair Value

NVIDIA	262	$43,028
ON Semiconductor*	76	1,536
Oracle	499	28,428
QUALCOMM	486	36,970
salesforce.com*	299	45,367
Symantec	112	2,437
TE Connectivity	134	12,835
Texas Instruments	386	44,297
VMware, Cl A*	30	5,016
Workday, Cl A*	56	11,513
Xerox	86	3,045

		1,126,369

Materials— 1.5%
Air Products & Chemicals	52	11,771
Alcoa*	43	1,007
Eastman Chemical	32	2,491
Ecolab	62	12,241
FMC	32	2,654
International Flavors & Fragrances	20	2,902
International Paper	98	4,245
Linde	44	8,835
Livent*	40	277
Mosaic	87	2,178
Newmont Goldcorp	126	4,847
PPG Industries	57	6,653

		60,101

Real Estate— 2.0%
Apartment Investment & Management, Cl A‡	47	2,356
AvalonBay Communities‡	46	9,346
CBRE Group, Cl A*	100	5,130
Equinix‡	26	13,111
HCP‡	151	4,829
Host Hotels & Resorts‡	240	4,373
Iron Mountain‡	94	2,942
Jones Lang LaSalle	14	1,969
Kilroy Realty‡	34	2,510
Kimco Realty‡	142	2,624
Macerich‡	34	1,139
Prologis‡	210	16,821
Welltower‡	124	10,110
Weyerhaeuser‡	177	4,662

		81,922

Utilities— 1.8%
American Water Works	60	6,960
CenterPoint Energy	113	3,235
CMS Energy	66	3,822
Consolidated Edison	72	6,313
Dominion Energy	149	11,521
Edison International	74	4,988
Entergy	43	4,426
Eversource Energy	73	5,530
Exelon	222	10,643
PG&E*	158	3,621
PPL	162	5,024
Sempra Energy	66	9,071

		75,154

Total Common Stock (Cost $3,853,750)		4,040,280

Total Investments - 97.9% (Cost $3,853,750)		$4,040,280

Percentages are based on Net Assets of $4,126,183

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

June 30, 2019

*	Non-income producing security.
‡	Real Estate Investment Trust
††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.

Cl — Class
PLC — Public Limited Company

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period August 24, 2018 (commencement of operations) through June 30, 2019, there were no transfers between levels. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2019

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK†† — 96.3%

Communication Services— 11.6%
Alphabet, Cl A*	48	$51,974
Alphabet, Cl C*	51	55,127
AT&T	1,239	41,519
Comcast, Cl A	798	33,740
Sprint*	89	585
Verizon Communications	688	39,305
Walt Disney	260	36,306

		258,556

Consumer Discretionary— 11.7%
Adient*	16	388
Amazon.com*	70	132,554
Aptiv PLC	51	4,123
Autoliv	16	1,128
Best Buy	43	2,999
Carnival	72	3,352
eBay	170	6,715
Ford Motor	700	7,161
Gap	37	665
Garrett Motion*	11	169
General Motors	239	9,209
Goodyear Tire & Rubber	41	627
Hanesbrands	70	1,205
Hasbro	19	2,008
Hilton Worldwide Holdings	53	5,180
Home Depot	75	15,598
Macy’s	49	1,051
Marriott International, Cl A	53	7,435
Mattel*	65	729
McDonald’s	51	10,591
Newell Brands	72	1,110
Nordstrom	22	701
Ross Stores	69	6,839
Royal Caribbean Cruises	32	3,879
Starbucks	93	7,796
Target	101	8,748
TJX	231	12,215
Whirlpool	12	1,708
Wyndham Destinations	18	790
Yum! Brands	24	2,656

		259,329

Consumer Staples— 3.9%
Archer-Daniels-Midland	96	3,917
Brown-Forman, Cl B	1	56
Bunge	27	1,504
Campbell Soup	13	521
Church & Dwight	16	1,169
Clorox	10	1,531
Coca-Cola	238	12,119
Colgate-Palmolive	61	4,372

Description	Shares	Fair Value

Estee Lauder, Cl A	18	$3,296
General Mills	45	2,363
Hormel Foods	20	811
Kellogg	18	964
Keurig Dr Pepper	27	780
Kimberly-Clark	27	3,599
Kroger	140	3,039
McCormick	7	1,085
Molson Coors Brewing, Cl B	15	840
PepsiCo	100	13,113
Philip Morris International	128	10,052
Procter & Gamble	180	19,737
Tyson Foods, Cl A	23	1,857

		86,725

Energy— 3.4%
Anadarko Petroleum	36	2,540
Chevron	147	18,293
ConocoPhillips	86	5,246
Continental Resources	12	505
Core Laboratories	6	314
Devon Energy	39	1,112
Encana	90	462
EQT	20	316
Equitrans Midstream	32	631
Exxon Mobil	344	26,361
Hess	21	1,335
Kinder Morgan	159	3,320
Marathon Oil	130	1,847
Noble Energy	38	851
Occidental Petroleum	55	2,765
Schlumberger	226	8,981

		74,879

Financials— 12.7%
Aflac	135	7,399
Allstate	61	6,203
AXA Equitable Holdings	24	502
Bank of America	1,681	48,749
Bank of New York Mellon	168	7,417
Citigroup	454	31,794
Discover Financial Services	61	4,733
Goldman Sachs Group	66	13,504
Hartford Financial Services Group	64	3,566
JPMorgan Chase	588	65,738
KeyCorp	188	3,337
Moody’s	32	6,250
Morgan Stanley	231	10,120
Prudential Financial	80	8,080
S&P Global	47	10,706
State Street	71	3,980
US Bancorp	275	14,410
Wells Fargo	751	35,537

		282,025

Health Care— 11.2%
Abbott Laboratories	308	25,903
AbbVie	248	18,034
Agilent Technologies	60	4,480
Baxter International	94	7,699
Becton Dickinson	50	12,600
Biogen*	35	8,185
BioMarin Pharmaceutical*	26	2,227
Bristol-Myers Squibb	119	5,397
CVS Caremark	217	11,824
Danaher	96	13,720
Eli Lilly	71	7,866
Gilead Sciences	228	15,404
Illumina*	24	8,836
Jazz Pharmaceuticals*	11	1,568
Johnson & Johnson	470	65,462
Merck	193	16,183

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2019

Description	Shares	Fair Value

Mylan*	97	$1,847
Perrigo	24	1,143
Pfizer	395	17,111
ResMed	23	2,807

		248,296

Industrials— 8.6%
3M	102	17,681
AGCO	12	931
Arconic	35	904
Boeing	47	17,109
Cintas	17	4,034
Cummins	29	4,969
Deere	61	10,108
Delta Air Lines	108	6,129
Eaton PLC	80	6,663
Emerson Electric	113	7,539
FedEx	44	7,224
Fluor	24	808
Fortune Brands Home & Security	22	1,257
General Electric	688	7,224
Honeywell International	58	10,126
IHS Markit*	68	4,333
Illinois Tool Works	57	8,596
Ingersoll-Rand	22	2,787
Johnson Controls International PLC	168	6,940
Lockheed Martin	20	7,271
ManpowerGroup	14	1,352
Masco	57	2,237
Nielsen Holdings PLC	61	1,379
Northrop Grumman	13	4,200
Oshkosh	10	835
Owens Corning	22	1,280
Pentair	26	967
Raytheon	23	3,999
Resideo Technologies*	19	416
Rockwell Automation	24	3,932
Roper Technologies	19	6,959
United Parcel Service, Cl B	128	13,219
United Technologies	61	7,942
Verisk Analytics, Cl A	30	4,394
Wabtec	9	646
WW Grainger	9	2,414
Xylem	36	3,011

		191,815

Information Technology— 27.7%
Accenture PLC, Cl A	130	24,020
Adobe*	101	29,760
Advanced Micro Devices*	201	6,104
Analog Devices	78	8,804
Apple	50	9,896
Cisco Systems	932	51,008
Dell Technologies, Cl C*	50	2,540
DXC Technology	58	3,199
First Solar*	17	1,117
Hewlett Packard Enterprise	309	4,620
HP	338	7,027
Intel	958	45,860
International Business Machines	188	25,925
Intuit	51	13,328
Lam Research	38	7,138
Mastercard, Cl A	78	20,633
Maxim Integrated Products	55	3,290
Micron Technology*	251	9,686
Microsoft	1,065	142,667
Motorola Solutions	33	5,502
NVIDIA	130	21,350
Oracle	544	30,992
QUALCOMM	229	17,420

Description	Shares	Fair Value

salesforce.com*	164	$24,884
Seagate Technology	54	2,544
Symantec	136	2,959
Texas Instruments	203	23,296
Visa, Cl A	312	54,148
Western Digital	50	2,377
Workday, Cl A*	30	6,167
Xerox	51	1,806
Xilinx	56	6,604

		616,671

Materials— 2.1%
Air Products & Chemicals	19	4,301
Alcoa*	16	375
Avery Dennison	17	1,967
Ball	63	4,409
Eastman Chemical	12	934
Ecolab	22	4,344
FMC	11	912
Freeport-McMoRan, Cl B	123	1,428
Huntsman	34	695
International Flavors & Fragrances	3	435
International Paper	31	1,343
Linde	97	19,478
Livent*	30	207
Mosaic	27	676
Newmont Goldcorp	43	1,654
PPG Industries	18	2,101
Sonoco Products	16	1,045

		46,304

Real Estate— 1.7%
AvalonBay Communities‡	27	5,486
CBRE Group, Cl A*	58	2,976
Equinix‡	14	7,060
HCP‡	86	2,750
Jones Lang LaSalle	9	1,266
Kilroy Realty‡	18	1,329
Prologis‡	115	9,211
Welltower‡	67	5,463
Weyerhaeuser‡	54	1,422

		36,963

Utilities— 1.7%
AES	53	888
American Electric Power	38	3,344
American Water Works	33	3,828
CMS Energy	24	1,390
Duke Energy	49	4,324
Entergy	16	1,647
Eversource Energy	25	1,894
Exelon	68	3,260
NextEra Energy	38	7,785
PG&E*	61	1,398
PPL	55	1,706
Public Service Enterprise Group	38	2,235
Sempra Energy	21	2,886
Xcel Energy	37	2,201

		38,786

Total Common Stock
(Cost $2,059,325)		2,140,349

SHORT-TERM INVESTMENT — 3.7%
Invesco Government & Agency, Cl Institutional, 2.270%(A)	81,179	81,179

Total Short-Term Investment
(Cost $81,179)		81,179

Total Investments - 100.0%

(Cost $2,140,504)		$2,221,528

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2019

Percentages are based on Net Assets of $2,221,534.

*	Non-income producing security.
‡	Real Estate Investment Trust
††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.

(A)	Rate shown represents the 7-day effective yield as of June 30, 2019.

Cl — Class

PLC — Public Limited Company

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. GAAP.

For the period July 18, 2018 (commencement of operations) through June 30, 2019, there were no transfers between levels. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

June 30, 2019

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 96.0%

Australia — 7.1%
AGL Energy	161	$2,262
Australia & New Zealand Banking Group	713	14,121
Brambles	407	3,680
Dexus‡	186	1,695
Fortescue Metals Group	507	3,211
GPT Group‡	339	1,464
Mirvac Group‡	707	1,554
National Australia Bank	676	12,681
Qantas Airways	188	713
Santos	444	2,207
Stockland‡	408	1,194
Telstra	993	2,684
Vicinity Centres‡	1,158	1,992
Westpac Banking	811	16,147
Woodside Petroleum	230	5,871

Total Australia		71,476

Austria — 0.2%
OMV	33	1,608

Total Austria		1,608

Canada — 2.4%
CAE	38	1,022
First Quantum Minerals	562	5,339
Gildan Activewear	31	1,200
Kinross Gold*	219	846
Newmont Goldcorp	56	2,138
Suncor Energy	252	7,861
Teck Resources, Cl B	189	4,362
Thomson Reuters	32	2,064

Total Canada		24,832

China — 0.4%
Bank of Communications, Cl H	981	745
BYD, Cl H	34	205
China Mobile	103	938
Lenovo Group	2,244	1,738
Towngas China*	59	42

Total China		3,668

Colombia — 0.0%
Millicom International Cellular	1	56

Total Colombia		56

Denmark — 1.9%
Coloplast, Cl B	18	2,034
GN Store Nord	21	980
ISS	22	664
Novo Nordisk, Cl B	267	13,606

Description	Shares	Fair Value

Vestas Wind Systems	28	$2,418

Total Denmark		19,702

Finland — 0.2%
Neste	68	2,307

Total Finland		2,307

France — 4.0%
Aeroports de Paris	6	1,059
Air France-KLM*	36	346
ALD(A)	11	172
AXA	248	6,514
Credit Agricole	156	1,870
Gecina‡	6	898
JCDecaux	8	242
Kering	19	11,237
Legrand	49	3,583
Peugeot	91	2,242
Rexel	127	1,612
Societe Generale	419	10,586

Total France		40,361

Germany — 2.6%
adidas	43	13,275
Covestro(A)	24	1,220
Henkel & KGaA	18	1,653
LANXESS	57	3,387
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	29	7,278
Telefonica Deutschland Holding	30	84

Total Germany		26,897

Hong Kong — 0.0%
Li & Fung	395	69
New World Development	45	70
Swire Properties	66	267

Total Hong Kong		406

Luxembourg — 0.0%
APERAM	10	282

Total Luxembourg		282

Malaysia — 0.2%
IOI	195	201
Malayan Banking	861	1,850
Sime Darby	502	274
Sime Darby Plantation	200	238

Total Malaysia		2,563

Mexico — 0.1%
Grupo Financiero Banorte, Cl O	111	645

Total Mexico		645

Netherlands — 3.7%
ABN AMRO Bank(A)	57	1,219
Akzo Nobel	179	16,821
ING Groep	1,574	18,249
Unilever	23	1,401

Total Netherlands		37,690

Norway — 0.2%
DNB	104	1,935

Total Norway		1,935

Philippines — 0.0%
Ayala	1	17

Total Philippines		17

Singapore — 0.5%
City Developments	186	1,302
Olam International	308	449
Sembcorp Industries	253	451

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

June 30, 2019

Description	Shares	Fair Value

Wilmar International	1,104	$3,019

Total Singapore		5,221

South Africa — 0.1%
Barloworld	10	91
Gold Fields	9	49
Sasol	6	149
Standard Bank Group	61	852
Vodacom Group	25	213

Total South Africa		1,354

Spain — 0.5%
Enagas	49	1,308
Prosegur Cia de Seguridad	86	404
Repsol	239	3,746
Repsol*	239	132

Total Spain		5,590

Sweden — 2.6%
Assa Abloy, Cl B	118	2,667
Atlas Copco, Cl A	38	1,215
Atlas Copco, Cl B	44	1,262
BillerudKorsnas	9	120
SKF, Cl B	42	772
Telefonaktiebolaget LM Ericsson, Cl A	45	425
Telefonaktiebolaget LM Ericsson, Cl B	2,099	19,914

Total Sweden		26,375

Switzerland — 12.6%
Nestle	699	72,363
Roche Holding – (BR)	5	1,401
Roche Holding – (GENUS)	183	51,486
SGS	1	2,548
Swisscom	4	2,008

Total Switzerland		129,806

United Kingdom — 0.2%
British Land PLC‡	10	68
Investec PLC	2	13
Lloyds Banking Group PLC	1,083	778
RELX PLC	28	679
Standard Chartered PLC	18	163
United Utilities Group PLC	2	20
WPP PLC	8	101

Total United Kingdom		1,822

United States — 56.5%
Communication Services— 3.9%
Walt Disney	289	40,356

Consumer Discretionary— 5.6%
Ford Motor	603	6,169
General Motors	237	9,132
NIKE, Cl B	248	20,819
Starbucks	251	21,041

		57,161

Consumer Staples— 7.1%
Colgate-Palmolive	163	11,682
Kimberly-Clark	58	7,730
Procter & Gamble	488	53,509

		72,921

Energy— 2.5%
ConocoPhillips	230	14,030
Hess	49	3,115
Occidental Petroleum	170	8,548

		25,693

Description	Shares	Fair Value

Financials— 6.3%
Bank of America	1,541	$44,689
Goldman Sachs Group	56	11,458
Morgan Stanley	193	8,455

		64,602

Health Care— 11.7%
AbbVie	282	20,507
Biogen*	43	10,057
Merck	719	60,288
Pfizer	683	29,588

		120,440

Industrials— 3.7%
3M	96	16,641
Cintas	19	4,509
Johnson Controls International PLC	189	7,808
ManpowerGroup	14	1,352
Nielsen Holdings PLC	58	1,311
Rockwell Automation	24	3,932
Xylem	29	2,426

		37,979

Information Technology— 15.0%
Hewlett Packard Enterprise	2,189	32,725
HP	359	7,464
Intel	747	35,759
Microsoft	439	58,809
Symantec	895	19,475

		154,232

Materials— 0.5%
Avery Dennison	17	1,966
Newmont Goldcorp	86	3,308

		5,274

Utilities— 0.2%
AES	151	2,531

Total United States		581,189

Total Common Stock (Cost $970,644)		985,802

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & KGaA (B)	31	3,032

Total Germany		3,032

Total Preferred Stock (Cost $3,803)		3,032

SHORT-TERM INVESTMENT — 3.5%
Invesco Government & Agency, Cl Institutional, 2.270%(C)	36,263	36,263

Total Short-Term Investment (Cost $36,263)		36,263

Total Investments - 99.8% (Cost $1,010,710)		$1,025,097

Percentages are based on Net Assets of $1,027,191.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at June 30, 2019 was $2,611 and represents 0.3% of Net Assets.

(B)	There is currently no rate available.
(C)	Rate shown represents the 7-day effective yield as of June 30, 2019.

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

June 30, 2019

Cl — Class

PLC — Public Limited Company

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period September 20, 2018 (commencement of operations) through June 30, 2019, there were no transfers between levels. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

June 30, 2019

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Sustainable Development Goals Global Equity ETF

Assets:

Investments, at Cost	$3,853,750	$2,140,504	$1,010,710
Investments, at Fair Value	$4,040,280	$2,221,528	$1,025,097

Cash and Cash Equivalents	85,765	—	—

Receivable for expense reimbursement	16,785	9,037	4,178

Dividend Receivable	2,611	1,516	1,959

Reclaims Receivable	23	19	1,135

Total Assets	4,145,464	2,232,100	1,032,369

Liabilities:
Payable to Trustees	16,785	9,037	4,178

Advisor Fee Payable	2,496	1,344	625
Due to Custodian	—	185	375

Total Liabilities	19,281	10,566	5,178

Net Assets	$4,126,183	$2,221,534	$1,027,191

Net Assets Consist of:
Paid-in Capital	$3,965,749	$2,163,826	$1,021,303
Total Distributable Earnings	160,434	57,708	5,888

Net Assets	$4,126,183	$2,221,534	$1,027,191

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	200,001	105,000	50,001
Net Asset Value, Offering and Redemption Price Per Share	$20.63	$21.16	$20.54

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

Period Ended June 30, 2019

	Impact Shares YWCA Women’s Empowerment ETF(1)	Impact Shares NAACP Minority Empowerment ETF(2)	Impact Shares Sustainable Development Goals Global Equity ETF(3)

Investment Income:
Dividend Income	$54,223	$44,211	$40,376
Less: Foreign Taxes Withheld	—	(3)	(2,309)

Total Investment Income	54,223	44,208	38,067

Expenses:
Advisory Fees	17,177	14,996	10,043
Trustee Fees	34,129	18,375	8,496
Other Fees	231	—	5

Total Expenses	51,537	33,371	18,544

Less:
Voluntary Expense Reimbursement	(34,129)	(18,375)	(8,496)

Net Expenses	17,408	14,996	10,048

Net Investment Income	36,815	29,212	28,019

Net Realized Gain (Loss) on:

Investments	(23,918)	33,358	34,287
Foreign Currency Transactions	—	—	(971)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(23,918)	33,358	33,316

Net Unrealized Appreciation:

Investments	186,530	81,024	14,387
Foreign Currency Translations	—	—	36

Net Unrealized Appreciation on Investments and Foreign Currency Translations	186,530	81,024	14,423

Net Realized and Unrealized Gain on Investments	162,612	114,382	47,739

Net Increase in Net Assets Resulting from Operations	$199,427	$143,594	$75,758

Amounts designated as “-” are either $0 or have been rounded to $0.

(1) The Fund commenced operations on August 24, 2018.

(2) The Fund commenced operations on July 18, 2018.

(3) The Fund commenced operations on September 20, 2018.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Sustainable Development Goals Global Equity ETF

	Period Ended June 30, 2019(1)	Period Ended June 30, 2019(2)	Period Ended June 30, 2019(3)
Operations:
Net Investment Income	$36,815	$29,212	$28,019
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(23,918)	33,358	33,316
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	186,530	81,024	14,423

Net Increase in Net Assets Resulting from Operations	199,427	143,594	75,758

Distributions	(38,993)	(29,967)	(26,447)

Return of Capital	–	(37)	–

Capital Share Transactions:
Issued	3,965,749	3,113,767	2,000,020
Redeemed	–	(1,005,823)	(1,022,140)

Increase in Net Assets from Capital Share Transactions	3,965,749	2,107,944	977,880

Total Increase in Net Assets	4,126,183	2,221,534	1,027,191

Net Assets:
Beginning of Period	—	—	—

End of Period	$4,126,183	$2,221,534	$1,027,191

Share Transactions:
Issued	200,001	155,000	100,001
Redeemed	–	(50,000)	(50,000)

Net Increase in Shares Outstanding from Share Transactions	200,001	105,000	50,001

Amounts designated as “-” are either $0 or have been rounded to $0.

(1) The Fund commenced operations on August 24, 2018.

(2) The Fund commenced operations on July 18, 2018.

(3) The Fund commenced operations on September 20, 2018.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income($)	Distributions from Net Realized Capital Gains ($)	Return of Capital ($)		Total Distributions ($)	Net Asset Value, End of Period($)	Market Price, End of Period($)	Total Return (%)(1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)(2)		Ratio of Net Investment Income to Average Net Assets (%)(2)	Portfolio Turnover (%)(3)
Impact Shares YWCA Women’s Empowerment ETF
2019(4)	20.00	0.27	0.63	0.90	(0.25)	(0.02)	—	^	(0.27)	20.63	20.62	4.71	4,126	0.76	(7)	1.60	7
Impact Shares NAACP Minority Empowerment ETF
2019(5)	20.00	0.28	1.17	1.45	(0.28)	(0.01)	—		(0.29)	21.16	21.11	7.37	2,222	0.75	(8)	1.46	19
Impact Shares Sustainable Development Goals Global Equity ETF
2019(6)	20.00	0.32	0.60	0.92	(0.38)	—	—		(0.38)	20.54	20.66	4.67	1,027	0.75	(9)	2.08	25

*	Per share data calculated using average shares method.
^	Amount is less than 0.005.
(1)	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2)	Annualized.
(3)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(4)	Commenced operations on August 24, 2018.
(5)	Commenced operations on July 18, 2018.
(6)	Commenced operations on September 20, 2018.
(7)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 2.24% for the period ended June 30, 2019.
(8)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.66% for the period ended June 30, 2019.
(9)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.38% for the period ended June 30, 2019.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

1. ORGANIZATION

Impact Shares Trust I (the “Trust”), an open-end management investment company organized as a Delaware statutory trust pursuant to a Declaration of Trust dated May 19, 2016. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with three separate exchange-traded funds or series. The financial statements herein and the related notes are those of Impact Shares YWCA Women’s Empowerment ETF (the “Women’s ETF”), Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”) and Impact Shares Sustainable Development Goals Global Equity ETF (the “Sustainable Development ETF”) (each a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that, before fees and expenses, track the total return performance of the Morningstar® Women’s Empowerment Index, the Morningstar® Minority Empowerment Index and the Morningstar® Societal Development Index (the “Underlying Indices” or “Index”), respectively. The Funds are classified as “non-diversified” funds under the 1940 Act. Impact Shares, Corp. (the “Adviser”) serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser is a nonprofit corporation organized under the laws of Texas and is tax exempt under Section 501(c)(3) of the Internal Revenue Code.

The Women’s ETF commenced operations on August 24, 2018.

The NAACP Minority ETF commenced operations on July 18, 2018.

The Sustainable Development ETF commenced operations on September 20, 2018.

Shares of the Funds (“Shares”) are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, each of which comprises 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in the Funds’ Underlying Indices. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The Funds are registered investment companies under Accounting Standard Codification in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using spot currency exchange rates. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

of the Fund. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established and implemented by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee .In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended June 30, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the period ended June 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended June 30, 2019, the Funds did not recognize any interest or penalties.

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Funds intend to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Cash Overdraft Charges — Per the terms of an agreement with the Bank of New York Mellon, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge. Cash overdraft charges are included in other fees on the Statement of Operations.

Creation Units — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares (each block of Shares for the Funds are called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when Impact Shares has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2019:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Impact Shares YWCA Women’s Empowerment ETF	50,000	$500	$1,031,500	$500
Impact Shares NAACP Minority Empowerment ETF	50,000	500	1,058,000	500
Impact Shares Sustainable Development Goals Global Equity ETF	50,000	500	1,027,000	500

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications — In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Funds. Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; salaries and other compensation or expenses, including travel expenses, of any of the Funds’ executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; taxes and governmental fees, if any, levied against the Funds; brokerage fees and commissions, and other portfolio transaction expenses incurred by or for the Funds; expenses of the Funds’ securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; fees and expenses of any underlying funds or other pooled vehicles in which the Funds invest; dividend and interest expenses on short positions taken by the Funds; fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of the Adviser or its subsidiaries or affiliates; extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with Partner Nonprofits and the legal obligations of the Funds to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving shareholder proposals or other non-routine matters that are not initiated or proposed by the Funds’ management; organizational and offering expenses of the Funds, including registration (including Share registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing the Funds in its state of jurisdiction and in connection with the initial registration of the Funds under the 1940 Act and the initial registration of its shares under the Securities Act (i.e., through the effectiveness of the Funds’ initial registration statement on Form N-1A); fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action and/or other relief from the SEC; and expenses of the Funds which are capitalized in accordance with generally accepted accounting principles (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

For the periods ended June 30, 2019, the Funds incurred Trustee fees of $34,129, $18,375, and $8,496 for the Women’s ETF, Minority ETF, and Sustainable Development ETF, respectively, for which the Adviser voluntarily agreed to reimburse the Funds. Of these amounts, $16,785, $9,037, and $4,178 remain payable to the Trustees and are shown as a receivable from the Adviser on the Statements of Assets and Liabilities for the Women’s ETF, Minority ETF, and Sustainable Development ETF, respectively, as of June 30, 2019. Trustee fees are shown gross within expenses with a corresponding expense reimbursement on the Statement of Operations as such fees were voluntarily paid by the Adviser on behalf of the Funds. The Adviser does not have the ability to recoup these voluntary expense reimbursements in the future.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average net assets each year for certain distribution-related activities. For the period ended June 30, 2019, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended June 30, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Impact Shares YWCA Women’s Empowerment ETF	$196,994	$530,841
Impact Shares NAACP Minority Empowerment ETF	390,866	492,834
Impact Shares Sustainable Development Goals Global Equity ETF	2,124,740	359,905

For the period ended June 30, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Impact Shares YWCA Women’s Empowerment ETF	$4,211,993	$-	$-
Impact Shares NAACP Minority Empowerment ETF	3,132,519	1,004,168	55,919
Impact Shares Sustainable Development Goals Global Equity ETF	-	818,854	43,423

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

There were no purchases or sales of long-term U.S. Government securities by the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to return of capital and redemption in-kind have been reclassified to/from the following accounts during the period ended June 30, 2019:

	Distributable Earnings/(Loss)	Paid-in Capital
Impact Shares NAACP Minority Empowerment ETF	$(55,919)	$55,919
Impact Shares Sustainable Development Goals Global Equity ETF	(43,423)	43,423

The tax character of dividends and distributions paid during the period ended June 30, 2019 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Impact Shares YWCA Women’s Empowerment ETF
2019	$38,993	$–	$–	$38,993
Impact Shares NAACP Minority Empowerment ETF
2019	29,967	–	37	30,004
Impact Shares Sustainable Development Goals Global Equity ETF
2019	26,447	–	–	26,447

As of June 30, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Post October Losses	Unrealized Appreciation	Total Distributable Earnings

Impact Shares YWCA Women’s Empowerment ETF	$—	$(16,855)	$177,289	$160,434

Impact Shares NAACP Minority Empowerment ETF	—	(21,641)	79,349	57,708

Impact Shares Sustainable Development Goals Global Equity ETF	1,359	(9,149)	13,678	5,888

Post-October capital losses represent losses realized on investment transactions from November 1, 2018 through June 30, 2019 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at June 30, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Impact Shares YWCA Women’s Empowerment ETF	$3,862,991	$305,264	$(127,975)	$177,289
Impact Shares NAACP Minority Empowerment ETF	2,142,179	178,785	(99,436)	79,349
Impact Shares Sustainable Development Goals Global Equity ETF	1,011,455	70,483	(56,805)	13,678

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of the Funds are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV,

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Funds will invest at least 80% of their total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk (All Funds) - The securities in an Underlying Index or in a Fund’s portfolio may underperform the returns of other securities or indices that track other countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indices tend to experience cycles of outperformance and underperformance in comparison to general securities markets.

Brexit (Impact Shares Sustainable Development Goals Global Equity ETF only) - In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). On March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the European Union; as a result, the United Kingdom will remain a member state, subject to European Union law with privileges to provide services under the single market directives, for at least two years from that date. However, there is a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal and new trade agreements will be conducted, as well as the potential consequences and precise timeframe for Brexit. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Cash Transaction Risk (All Funds) - The Funds can effect creations and redemptions principally for cash, rather than for in-kind securities. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently can effect redemptions for cash, rather than for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Funds may recognize a capital gain on these sales that might not have been incurred if the Funds had made a redemption in-kind, and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process.

Commodities Risk (All Funds) - Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested. A Fund’s investments in commodity-linked instruments may bear on or be limited by each Fund’s intention to qualify as a regulated investment company.

Counterparty Risk (All Funds) - The Funds may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest, settlement or margin payments, or otherwise honor its obligations. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the affected Fund’s income or the value of its assets may decrease. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In an attempt to limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Adviser to present acceptable credit risk.

Derivatives Risk (All Funds) - Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures and options contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Emerging Markets Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. The Fund will be subject to these risks to an even greater extent, to the extent the Fund invests in issuers exposed to countries defined as “low income” or “lower middle income” by the World Bank or as a “Least Developed Country” by the United Nations. These countries typically confront severe structural impediments to sustainable development and are highly vulnerable to economic and environmental shocks and have low levels of human assets. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; increased risk of embargoes or economic sanctions on a country, sector, or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest, and other income, and on the Fund’s ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments.

Exchange-Traded Funds Risk (All Funds) - The price movement of an exchange-traded fund may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

In June 2018, the SEC proposed a rule that would simplify the process of launching an ETF. The impact that this rule, if adopted, would have on the Funds is not yet fully known.

Equity Investing Risk (All Funds) - The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (Impact Shares NAACP Minority Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Fee Risk (All Funds) - Because the fees paid by a Fund to Impact Shares are based on the average daily value of the total assets of such Fund, less all accrued liabilities of such Fund (other than the amount of any outstanding borrowings constituting financial leverage), Impact Shares has a financial incentive to cause the Funds to utilize leverage, which creates a conflict of interest between Impact Shares, on the one hand, and the shareholders of the Funds, on the other hand.

Foreign Securities Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, investments by the Fund in non-U.S. securities may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, capital gains, or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.

Futures Contracts Risk (All Funds) - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Funds, such as the Funds, that use futures contracts, which are a type of derivative, are subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Gender Diversity Risk (Impact Shares YWCA Women’s Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Geographic Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - To the extent the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund will be subject to the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and the Fund’s shares may be subject to increased price volatility.

Illiquid Securities Risk (All Funds) - Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact a Fund’s returns. Illiquid investments also may be subject to valuation risk.

Index Performance Risk (All Funds) - Each Fund is linked to an index maintained by a third party provider unaffiliated with the Funds or the Adviser. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Funds achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular indices used by the Funds may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Funds.

Industry Concentration Risk (All Funds) - Because each Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance largely depends on the overall condition of such industry or group of industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

Intellectual Property Risk (All Funds) - The Funds rely on licenses that permit the Adviser to use the Underlying Indices and associated trade names, trademarks and service marks, as well as the Partner Nonprofits’ names and logos (the “Intellectual Property”) in connection with the investment strategies of each respective Fund and/or in marketing and other materials for each Fund. Such licenses may be terminated, and, as a result, the relevant Fund may lose its ability to use the Intellectual Property. In the event a license is terminated or the license provider does not have rights to license the Intellectual Property, the operations of such Fund may be adversely affected.

Limited Operating History Risk (All Funds) - The Funds are newly formed and have no operating history for investors to evaluate as of the date of this Prospectus. The Funds may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a Fund fails to achieve sufficient scale, it may be liquidated.

Management Risk (All Funds) - Management risk is the risk associated with the fact that the Fund relies on the Adviser’s ability to achieve its investment objective. The Adviser may be incorrect in its assessment of the intrinsic value of companies whose securities the Fund holds, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement strategies. The Adviser has no experience managing an ETF. The relative lack of experience of the Adviser may increase the Fund’s management risk.

Market Price Variance Risk (All Funds) - Fund shares are listed for trading on NYSE (the “Exchange”) and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in Fund shares or in executing purchase and redemption orders, which could lead to variances between the market price of Fund shares and the underlying value of those shares. Also, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

Mid-Cap Company Risk (All Funds) - Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Non-Diversification Risk (All Funds) - Due to the nature of the Funds’ investment strategies and their non-diversified status (for purposes of the 1940 Act), the Funds may invest a greater percentage of their respective assets in the securities of fewer issuers than a “diversified” fund, and accordingly may be more vulnerable to changes in the value of those issuers’ securities. Since the Funds invest in the securities of a limited number of issuers, the Funds are particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by a Fund is likely to affect such Fund’s performance more than if such Fund invested in the securities of a larger number of issuers. Although the Funds will be “non-diversified” for purposes of the 1940 Act, the Funds intend to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Operational and Technology Risk (All Funds) - Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants (as defined below), market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Options Risk (All Funds) - Options, such as covered calls and covered puts, are subject to the risk that significant differences between the securities and options markets that could result in an imperfect correlation between these markets.

Passive Investment Risk (All Funds) - The Funds are not actively managed and may be affected by a general decline in market segments included in the applicable Underlying Indices. The Funds invest in securities included in, or representative of, each Fund’s respective Underlying Index regardless of such security’s investment merits. The Adviser does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Market Risk (All Funds) - The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Fund.

Small-Cap Company Risk (All Funds) - Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Swaps Risk (All Funds) - Investments in swaps involve both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Tracking Error Risk (All Funds) - The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Adviser may not be able to cause the Fund’s performance to correlate to that of the Fund’s

Impact Shares Trust I

Notes to the Financial Statements

June 30, 2019

benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances monthly but the Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of the Underlying Index.

7. OTHER

At June 30, 2019, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

Impact Shares Trust I

Report of Independent Registered Public Accounting Firm

June 30, 2019

To the Shareholders and the Board of Trustees of Impact Shares Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Impact Shares Trust I (the “Trust”) (comprising Impact Shares NAACP Minority Empowerment ETF, Impact Shares Sustainable Development Goals Global Equity ETF, and Impact Shares YWCA Women’s Empowerment ETF (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Impact Shares Trust I at June 30, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Impact Shares Trust I	Statement of operations	Statement of changes in net assets	Financial highlights
Impact Shares NAACP Minority Empowerment ETF	For the period from July 18, 2018 (commencement of operations) through June 30, 2019
Impact Shares Sustainable Development Goals Global Equity ETF	For the period from September 20, 2018 (commencement of operations) through June 30, 2019
Impact Shares YWCA Women’s Empowerment ETF	For the period from August 24, 2018 (commencement of operations) through June 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds’ in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Impact Shares investment companies since 2019.

Dallas, Texas

August 29, 2019

Impact Shares Trust I

Board of Trustees and Officers of the Trust

June 30, 2019 (Unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name and Date of Birth	Position(s) with the Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Impact Shares Fund Complex[2] Overseen by Trustees[9]	Other Directorships/ Trusteeships Held During the Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Alyssa Greenspan (6/19/1972)	Trustee	Indefinite Term; Trustee since April 2018	President and COO, Community Capital Management, Inc. since 2003.	3	None	Significant experience in the investment management industry; significant managerial and executive experience as President and COO of Community Capital Management, Inc.; significant experience regarding ESG and impact investing considerations.

Winston I. Lowe (2/5/1951)	Trustee	Indefinite Term; Trustee since April 2018	Managing Partner, Lowe and Associates, LLC since March 2009	3	None	Significant business and legal experience as associate and managing partner at US- based law firm; significant leadership experience at law firm.

Kathleen Legg (11/9/1982)	Trustee	Indefinite Term; Trustee since April 2018	Consultant, Global Ware Digital Company since November 2014; Consultant, Independent Consultant from 2012 until 2014.	3	None	Significant experience running social media companies; Significant experience advising global nonprofits on social media engagement techniques and best practices.

[1]	Trustees serve until their successors are duly elected and qualified.
[2]	The “Impact Shares Fund Complex” consists of each series of Impact Shares Trust I.

Impact Shares Trust I

Board of Trustees and Officers of the Trust

June 30, 2019 (Unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-448-3383. The following chart lists Trustees and Officers as of June 30, 2019:

Name and Date of Birth	Position(s) with the Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Impact Shares Fund Complex[2] Overseen by Trustees[9]	Other Directorships/ Trusteeships Held During the Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Ethan Powell[3]	Trustee; Chairman of the Board	Indefinite Term; Trustee since May 2016; Chairman of the Board since May 2016

President and Founder of Impact Shares LLC (“Impact Shares”)

(a registered investment advisor dedicated to building a platform to create better socially responsible investment solutions) since December 2015; Trustee of the Highland Fund Complex from June 2012 until July 2013 and since December 2013; Chief Product Strategist of Highland Capital Management Fund Advisors, L.P. from 2012 until December 2015; Senior Retail Fund Analyst of HCM from 2007 until December 2015 and Impact Shares from its inception until December 2015; Secretary of NexPoint Credit Strategies Fund (“NHF”) from November 2010 until June 2012; President and Principal Executive Officer of NHF from June 2012 until May 2015; Secretary of NHF from May 2015 until December 2015; Executive Vice President and Principal Executive Officer of Impact Shares Trust I from May 2016 to January 2018; and Secretary of Impact Shares Trust I from May 2016 to January 2018; President and Treasurer of Impact Shares Trust I since January 2018.

				3	Serves as Independent Chairman of the Board of the Highland Fund Complex and the NexPoint Credit Strategies Fund Complex (collectively, 25 funds)	Significant experience in the financial industry; significant executive experience including past service as an officer of funds in the Highland Fund Complex; significant administrative and managerial experience.

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Time Served[4]	Principal Occupation(s) During Past Five Years

OFFICERS

Ethan Powell (6/20/1975)	President and Treasurer	January 2018 – Present.	See above under “Interested Trustees”.

Donald J. Guiney	Secretary, Chief Compliance Officer	January 2018 – Present.	Senior Counsel, Baker & McKenzie LLP (law firm) from 2013 to 2016); Partner, Freshfields Bruckhaus Deringer (law firm) from 1997 to 2013.
(9/22/1956)

Eric Kleinschmidt	Assistant Treasurer	January 2018-Present.	Director of Fund Accounting, SEI Investments (2004-present).

(6/16/1968)

[3]	Mr. Powell is deemed to be an “interested person” of the Trust, as defined in the 1940 Act, because of his current affiliation with Impact Shares, Corp., the Funds’ investment adviser.
[4]	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

Impact Shares Trust I

Disclosure of Fund Expenses

June 30, 2019 (Unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2019 to June 30, 2019) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratios	Expenses Paid During Period*

Impact Shares YWCA Women’s Empowerment ETF
Actual Fund Return	$1,000.00	$1,172.20	0.76%	$4.04
Hypothetical 5% Return	1,000.00	1,021.08	0.76	3.76

Impact Shares NAACP Minority Empowerment ETF
Actual Fund Return	$1,000.00	$1,175.50	0.75%	$4.05
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

Impact Shares Sustainable Development Goals Global Equity ETF
Actual Fund Return	$1,000.00	$1,138.00	0.75%	$3.98
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

Impact Shares Trust I

Notice to Shareholders

June 30, 2019 (Unaudited)

For shareholders that do not have a June 30, 2019 tax year end, this notice is for informational purposes only. For shareholders with a June 30, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended June 30, 2019, the Funds are designating the following items with regard to distributions paid during the period

	Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short Term Capital Gain (5)
Impact Shares YWCA Women’s Empowerment ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	100.00%
Impact Shares NAACP Minority Empowerment ETF	0.12%	0.00%	99.88%	100.00%	100.00%	100.00%	0.00%	0.00%	100.00%
Impact Shares Sustainable Development Goals Global Equity ETF	0.00%	0.00%	100.00%	100.00%	65.77%	100.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the tax year ending June 30, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

Impact Shares Trust I

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.impactetfs.org.

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Investment Adviser:

Impact Shares, Corp.

2189 Broken Bend

Frisco, Texas 75034

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Custodian:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Legal Counsel:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2323 Victory Avenue, Suite 2000

Dallas, TX 75219

This information must be preceded or accompanied by a current prospectus for the Funds.

IMP-AR-001-0100

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller, or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the past fiscal year.

Item 3. Audit Committee Financial Expert.

(a)(1) The Fund’s Audit Committee currently does not have an Audit Committee Financial Expert.

(a)(2) Not applicable.

(a)(3) At this time, the Registrant believes that the collective experience provided by the members of the Audit Committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young (“EY”) Related to the Trust.

EY billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$70,000	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Principal Executive Officer and must include a detailed description of the services proposed to be rendered. The Principal Executive Officer will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the Principal Executive Officer. The Audit Committee will be informed by the Principal Executive Officer on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	2019	2018
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by EY for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2019 and 2018, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant either to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the audit committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impact Shares Trust I

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, President, Principal
Executive Officer, Treasurer and Principal Financial Officer

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, President and Principal
Executive Officer

Date: September 6, 2019

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Treasurer and
Principal Financial Officer

Date: September 6, 2019